Schedule of income tax provision information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Component of income (loss) before income taxes:
United States					$ (315,254)	$ (256,458)
Foreign					(921,918)	(114,068)
Loss before income tax	(133,886)	(263,239)	(322,482)	(478,521)	(1,237,172)	(370,526)
Provision for income taxes
U.S. federal					0	89,000
State and local					(800)	(800)
Foreign					7,008	(21,310)
Loss before provision for income taxes	(133,886)	(263,239)	(322,482)	(478,521)
Income tax benefit (provision)	611	1,452	(5,014)	6,030	6,208	66,890
Current					6,208	(22,110)
Deferred					$ 0	$ 89,000